Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated July 28, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

and as supplemented February 22, 2017, March 2, 2017, April 7, 2017 and May 18, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 2, 11, 24 and 31:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section for Ivy Pictet Emerging Markets Local Currency Debt Fund on page 16:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

Ivy Apollo Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated July 28, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

and as supplemented February 22, 2017, March 2, 2017, April 7, 2017 and May 18, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 2, 11, 24 and 31:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Ivy California Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated July 28, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

and as supplemented February 22, 2017, March 2, 2017, April 7, 2017 and May 18, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 2, 11, 24 and 31:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Ivy Pictet Emerging Markets Local Currency Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated July 28, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

and as supplemented February 22, 2017, March 2, 2017, April 7, 2017 and May 18, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section for Ivy Pictet Emerging Markets Local Currency Debt Fund on page 16:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

Ivy Pictet Targeted Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated July 28, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

and as supplemented February 22, 2017, March 2, 2017, April 7, 2017 and May 18, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 2, 11, 24 and 31:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

Ivy Apollo Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf1_SupplementTextBlock

Ivy Funds

Supplement dated July 28, 2017 to the

Ivy Funds Prospectus

dated January 31, 2017

and as supplemented February 22, 2017, March 2, 2017, April 7, 2017 and May 18, 2017

The following replaces in its entirety the second footnote following the table under the “Fees and Expenses” section on pages 2, 11, 24 and 31:

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.